INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
	As of September 30,
	2024	2025	2025
	HKD	HKD	USD

Goods for product sales	$103,991	$103,158	$13,258
Allowance for inventory obsolescence	-	(51,579)	(6,629)
	$103,991	$51,579	$6,629